GOODWILL	12 Months Ended
Sep. 30, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
GOODWILL	GOODWILL
i.Goodwill
During the year ended September 30, 2025, the Company acquired 100% of the issued and outstanding shares of Motif and CPL. As a result of these acquisitions, the company recognized goodwill of $52,524. Further details regarding the recognition of the assets acquired and liabilities assumed in connection with these acquisitions are provided in Note 26.
The Company performed its annual goodwill impairment test as at September 30, 2025. The recoverable amount of the group of CGUs to which goodwill is allocated was determined based on a value in use calculation using cash flow projections derived from financial budgets approved by senior management covering a four-year period. Management concluded that the recoverable amount exceeded the carrying value by approximately $28,900 as at September 30, 2025. Accordingly, no impairment of goodwill was recognized during the year.

The significant assumptions applied in the determination of the recoverable amount are described below:
a.Forecasted cash flows: Estimated cash flows were projected based on actual operating results and the growth plans for the future. Forecasted cash flows are based on the Company's expectation about market share assumptions. Although management expects the Company’s market share to further increase, an overall decline of 8.0% in the forecasted cash flows would result in the carrying amount of the group of CGUs exceeding its recoverable amount;
b.Post-tax discount rate: The post-tax discount rate applied to forecasted cash flow was 16.8%, which was reflective of the group of CGUs weighted average cost of capital ("WACC"). An increase in the post-tax discount rate to 18.0% (i.e., 1.9% increase) would result in carrying amount of the group of CGUs exceeding its recoverable amount; and
c.Terminal growth rate: The forecasted cash flows beyond the four-year period are extrapolated using a 3.0% growth rate based on projected consumer price inflation and industry growth. A decline by 1.6% in the terminal growth rate would result in the carrying amount of the group of CGUs exceeding its recoverable amount.

ii.CGU Impairment
In addition to performing its annual goodwill impairment test, the Company assesses at the end of each reporting period whether there are any indicators of impairment for any CGU. This assessment considers both external and internal factors, including overall financial performance, market conditions, changes in the business environment, and entity-specific developments that could indicate a potential impairment. As at September 30, 2025, management did not identify any events or changes in circumstances that would indicate that any CGU was impaired.